Employee Benefits - Plan Assets and Benefit Obligations of Defined Benefit Pension Plans (Detail) - Pension Plan [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
U.S Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost for benefits earned(1)	$ 1,378	$ 1,971	$ 2,175
Interest cost on projected benefit obligation(2)	21,954	19,393	20,075
Expected return on plan assets(2)	(27,927)	(30,994)	(35,577)
Net amortization of deferrals(2)	5,464	6,592	5,424
Settlements and curtailments(2)	0	0	0
Net periodic benefit cost	869	(3,038)	(7,903)
Defined contribution and other retirement plans	9,363	10,527	8,604
Total expense	10,232	7,489	701
Net actuarial loss (gain)	(3,140)	21,050
Recognized actuarial loss	(5,421)	(6,549)
Prior service cost	0	0
Recognized prior service (cost) credit	(43)	(43)
Currency translation adjustment	0	0
Total (gain) loss recognized in OCI (before tax effects)	(8,604)	14,458
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost for benefits earned(1)	19,319	18,738	18,652
Interest cost on projected benefit obligation(2)	17,775	17,704	17,116
Expected return on plan assets(2)	(43,480)	(50,546)	(50,626)
Net amortization of deferrals(2)	11,654	11,798	14,403
Settlements and curtailments(2)	189	0	2,746
Net periodic benefit cost	5,457	(2,306)	2,291
Defined contribution and other retirement plans	9,001	6,859	5,681
Total expense	14,458	4,553	$ 7,972
Net actuarial loss (gain)	61,865	11,937
Recognized actuarial loss	(12,479)	(12,590)
Prior service cost	0	2,776
Recognized prior service (cost) credit	636	792
Currency translation adjustment	6,584	(16,978)
Total (gain) loss recognized in OCI (before tax effects)	$ 56,606	$ (14,063)